Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease expense	$ 114,669	$ 106,430
Short term lease cost	75,270	48,423
Measurement of operating lease liabilities	111,395	120,976
Operating lease liabilities cash paid	$ 100,357	$ 113,791
Weighted average discount rate	5.00%
Weighted average remaining term	1 year 6 months 18 days